SEGMENT INFORMATION - Summary of Reconciliation of Net Income/(Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (loss)/income	$ (2,850)	$ 939,057	$ 560,615
Income tax (expense)/benefit	1,870	(438)	1,440
(Loss)/income before income taxes	(980)	938,619	562,055
Depreciation and amortization	50,294	51,712	55,362
Impairment of long-lived assets	5,021	76,155	0
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	84,751	(520,997)	(204,663)
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	62,308	(400,966)	295,777
Other non-operating (income)/loss (note 9)	(9,823)	(11,916)	66,027
Interest income	(46,061)	(12,225)	(128)
Interest expense, net	0	19,286	34,486
Losses/(gains) on derivative instruments, net (note 10)	7,227	(71,497)	(24,348)
Other financial items, net (note 10)	900	5,380	(693)
Net loss/(income) from equity method investments (note 17)	2,520	(19,041)	(1,080)
Net (income)/loss from discontinued operations (note 14)	(293)	76,450	(625,389)
Adjusted EBITDA	355,771	362,980	182,178
Energy related derivative
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	284,658	(288,977)	(179,891)
Continuing operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income tax (expense)/benefit	(1,870)	438	(1,440)
Depreciation and amortization	50,294	51,712	55,362
Impairment of long-lived assets	5,021	76,155	0
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	62,308	(400,966)	295,777
Net loss/(income) from equity method investments (note 17)	$ 2,520	$ (19,041)	$ (1,080)